HEDGING ACTIVITIES - Narrative (Details) - EUR (€) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,492	€ 1,214	€ 1,221	€ 1,492
Gains (losses) recognized in other comprehensive income from cash flow hedges	33	(116)	44
Gains (losses) recognized in other comprehensive income from net investment hedges	0	27	€ (44)
Commodity contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	31	132		31
Foreign currency contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	57	59		57
IRS
Disclosure of detailed information about hedges [line items]
Deferred tax benefit recognized in other reserves related to US tax law changes				27
Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	200			200
Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	€ 1,300	€ 1,200		€ 1,300